Fair Value Measurements (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assumptions [Abstract]
Expected life	3 years			3 years
Expected dividends	0.00%			0.00%
Vycor Common Stock fair value maximum				$ 4.50
Warrant [Member]
Fair Value Assumptions [Abstract]
Risk-free interest rates, Minimum	0.68%
Risk-free interest rates, Maximum	0.93%
Expected life	3 years
Expected dividends	0.00%
Expected volatility, Minimum	71.00%
Expected volatility, Maximum	83.00%
Vycor Common Stock fair value minimum	$ 1.88
Vycor Common Stock fair value maximum	$ 2.39